Operating Expenses Before Credit Impairment Charges, Provisions and Charges (Tables)	6 Months Ended
Jun. 30, 2023
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

	30 June 2023	30 June 2022
	£m	£m
Staff costs	611	556
Other administration expenses	474	458
Depreciation, amortisation and impairment	134	158
	1,219	1,172